Claims revenue (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claims revenue recognized	CAD 1,168	CAD 1,171
Claims revenue uncollected (classified as unbilled revenue)	8,020	8,259
Accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claims revenue uncollected (classified as unbilled revenue)	358	1,171
Unbilled revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claims revenue uncollected (classified as unbilled revenue)	CAD 7,662	CAD 7,088